Critical Accounting Estimates and Judgment in Applying Accounting Policies - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in accounting estimates [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates		€ 298	€ 580
Uniform grading period		10 years
Description of voluntary changes		For the years 2019 through 2021, Aegon kept its long-term equity market return assumption for the estimated gross profits on variable life and variable annuity products in the Americas at 8%. The long term credit spread assumption, net of assumed defaults and expenses, on our most common corporate bonds is 120bps. The 90-day Treasury yield was 0.14%, 0.15% and 1.55% at December 31, 2021, 2020 and 2019 respectively. During 2021, the 90-day Treasury yield was assumed to have a uniform grading over 10 years to 2.0%, which was a change from the assumption during 2020 and 2019 of grading over 10 years to 1.5% and 2.5%, respectively. On a quarterly basis, the estimated gross profits are updated for the difference between the estimated market return and the actual market return.
Other income /(charges) expense due to model and assumption updates		€ 298	580	€ 196
Loss incurred on account of insurance claims		41,852	42,006	€ 56,856
Additional liability, Incurred But Not Reported		816	€ 881
Americas Expenses [Member]
Disclosure of changes in accounting estimates [line items]
Other income /(charges) expense due to model and assumption updates	€ 75	250
Impact of net income due to measurement assumption		€ 123
Actuarial AssumptionVariable Annuities Guaranteed Lifetime Withdrawal Benefit Surrender Floor Rate		1.50%	2.00%
Aegon N.V [member]
Disclosure of changes in accounting estimates [line items]
Decrease in net income due to possible changes in other assumptions		€ 8	€ 11
Aegons Insurance Group [member]
Disclosure of changes in accounting estimates [line items]
Proportion Group Solvency Two Ratio		211.00%	196.00%
Aegons Insurance Group [member] | Covid Nineteen [member]
Disclosure of changes in accounting estimates [line items]
Proportion Group Solvency Two Ratio		211.00%	196.00%
90-day treasury yield [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	1.55%	0.14%	0.15%	1.55%
90-day treasury yield [member] | Grading over 15 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	2.50%	2.00%	1.50%	2.50%
Americas [member]
Disclosure of changes in accounting estimates [line items]
Percentage of long-term equity market return assumption		8.00%
Other income /(charges) expense due to model and assumption updates		€ 250	€ 805	€ 64
United States [member] | Covid Nineteen [member] | Life insurance general account [member]
Disclosure of changes in accounting estimates [line items]
Loss incurred on account of insurance claims		345
Additional liability, Incurred But Not Reported		27
Portion of Long Term Care Incurred But Not Reported Reserve Released During Period		51
United States [member] | Long term care products [member]
Disclosure of changes in accounting estimates [line items]
Decrease in gross present value reserve after removing mortality improvement		112	99
The Netherlands [member]
Disclosure of changes in accounting estimates [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates		52
Other income /(charges) expense due to model and assumption updates	€ 57	52		€ 57
Liability Adequency Test Deficit		5,200	7,000
Loss Recognition		3,000	4,500
Net Deficits		€ 2,200	€ 2,500